Operating Lease Obligations (Schedule of Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Lease Obligations [Abstract]
2019	$ 111
2020	93
2021	83
2022	26
2023	21
2024 and beyond	95
Total minimum payments required	$ 429